Leases Obligations - Summary of Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2024 MXN ($)
Less Than One Year [member]
Disclosure Of Leases Obligations [Line Items]
Future minimum lease payments	$ 21,523
Interest	(2,166)
Present value of minimum lease payments	19,357
Liabilities For Assets In Lease Long Term [member]
Disclosure Of Leases Obligations [Line Items]
Future minimum lease payments	21,401
Interest	(717)
Present value of minimum lease payments	20,684
Liabilities For Assets In Lease [member]
Disclosure Of Leases Obligations [Line Items]
Future minimum lease payments	42,924
Interest	(2,883)
Present value of minimum lease payments	$ 40,041